NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
American Century VP – Balanced Fund – Class I (ACVPBal) 38,934 shares (cost $264,513)	$285,386
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 15,836 shares (cost $160,838)	253,060
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 4,623 shares (cost $31,227)	39,114
American Century VP – International Fund – Class I (ACVPInt) 15,736 shares (cost $136,215)	186,631
American Century VP – Ultra® Fund – Class I (ACVPUltra) 1,620 shares (cost $15,080)	19,679
American Century VP – Value Fund – Class I (ACVPVal) 28,141 shares (cost $226,321)	210,211
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 2,167 shares (cost $32,498)	30,508
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 7,234 shares (cost $91,685)	114,657
Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr) 2,534 shares (cost $39,904)	39,206
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,782 shares (cost $46,352)	49,076
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 12,830 shares (cost $367,946)	479,853
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 636 shares (cost $22,481)	28,542
Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc) 1,406 shares (cost $30,323)	35,745
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 5,372 shares (cost $58,467)	60,918
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 18,041 shares (cost $432,434)	431,352
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 14,814 shares (cost $556,225)	668,414
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 8,287 shares (cost $52,820)	49,559
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 7,196 shares (cost $156,972)	182,204
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 1,016 shares (cost $14,942)	16,839
Fidelity® VIP II – Contrafund ® Portfolio – Initial Class (FidVIPCon) 31,861 shares (cost $850,625)	888,921
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 988 shares (cost $19,247)	22,108

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,554 shares (cost $19,787)	$19,482
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 633 shares (cost $8,085)	8,224
Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 5,137 shares (cost $67,078)	62,976
Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin) 3,670 shares (cost $47,678)	39,963
Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth) 753 shares (cost $8,405)	8,867
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 108,868 shares (cost $1,290,754)	1,266,131
Nationwide VIT – Growth Fund – Class I (NVITGrowth) 257,667 shares (cost $3,906,917)	3,736,174
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 5,706 shares (cost $74,206)	77,600
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 2,742 shares (cost $28,339)	28,518
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 17,960 shares (cost $200,423)	223,428
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 36,440 shares (cost $440,812)	486,112
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 7,833 shares (cost $82,472)	88,910
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 427,640 shares (cost $427,640)	427,640
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 32,163 shares (cost $376,383)	317,773
Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,894 shares (cost $261,359)	264,173
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 899,268 shares (cost $10,871,735)	12,221,053
Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead) 820 shares (cost $11,017)	10,693
Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 1,808 shares (cost $20,139)	23,341
Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal) 73,299 shares (cost $730,358)	958,751
Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro) 10,268 shares (cost $123,619)	198,177
Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 2,394 shares (cost $39,597)	50,538
Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 5,554 shares (cost $112,389)	115,360
Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal) 5,766 shares (cost $94,047)	94,613

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 4,456 shares (cost $159,140)	$210,236
Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd) 2,234 shares (cost $25,108)	24,711
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 7,235 shares (cost $220,731)	264,817
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 3,702 shares (cost $94,981)	112,916
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd) 1,375 shares (cost $16,414)	16,659
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 10,116 shares (cost $203,705)	280,414
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 2,238 shares (cost $71,544)	92,193
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 2,605 shares (cost $22,000)	22,221
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 6,490 shares (cost $162,809)	143,102
Wells Fargo AVT – Discovery FundSM (WFVDisc) 4,739 shares (cost $69,236)	95,308
Wells Fargo AVT – Opportunity FundSM (WFVOpp) 6,627 shares (cost $137,125)	145,983

Total Investments	26,229,040
Accounts Receivable	2,366

Total Assets	26,231,406
Accounts Payable	—

Contract Owners Equity (note 7)	$26,231,406

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInt	ACVPUltra	ACVPVal	CSTGlobSmCp
Investment activity:
Reinvested dividends	$328,942	6,288	—	849	1,188	—	3,725	—
Mortality and expense risk charges (note 3)	(170,046)	(2,015)	(1,304)	(303)	(1,005)	(91)	(1,401)	(192)

Net investment Income (loss)	158,896	4,273	(1,304)	546	183	(91)	2,324	(192)

Proceeds from mutual fund shares sold	4,268,713	49,188	39,646	9,318	43,540	1,961	38,542	24,349
Cost of mutual fund shares sold	(4,905,890)	(49,696)	(27,894)	(8,235)	(32,741)	(1,446)	(29,683)	(16,003)

Realized gain (loss) on investments	(637,177)	(508)	11,752	1,083	10,799	515	8,859	8,346
Change in unrealized gain (loss) on investments	1,806,102	(6,286)	61,184	(1,510)	17,312	2,909	(44,731)	(8,828)

Net gain (loss) on investments	1,168,925	(6,794)	72,936	(427)	28,111	3,424	(35,872)	(482)

Reinvested capital gains	1,129,567	15,310	—	—	—	—	19,317	—

Net increase (decrease) in contract owners’ equity resulting from operations	$2,457,388	12,789	71,632	119	28,294	3,333	(14,231)	(674)

	CSTIntFoc	CSTSmCapGr	DryIPSmCap	DryStkIx	DryVApp	DryVGroInc	FedQualBd	FidVIPEI
Investment activity:
Reinvested dividends	$1,285	—	206	9,291	827	239	2,817	8,179
Mortality and expense risk charges (note 3)	(630)	(428)	(294)	(3,425)	(316)	(230)	(322)	(2,875)

Net investment income (loss)	655	(428)	(88)	5,866	511	9	2,495	5,304

Proceeds from mutual fund shares sold	18,515	51,291	7,681	223,125	32,083	1,336	13,139	146,190
Cost of mutual fund shares sold	(9,104)	(42,647)	(6,511)	(199,064)	(21,977)	(905)	(13,173)	(128,287)

Realized gain (loss) on investments	9,411	8,644	1,170	24,061	10,106	431	(34)	17,903
Change in unrealized gain (loss) on in vestments	6,414	(8,797)	(3,751)	(2,985)	(7,699)	399	456	(54,412)

Net gain (loss) on in vestments	15,825	(153)	(2,581)	21,076	2,407	830	422	(36,509)

Reinvested capital gains	—	—	2,210	—	—	1,350	—	36,069

Net increase (decrease) in contract owners’ equity resulting from operations	$16,480	(581)	(459)	26,942	2,918	2,189	2,917	4,864

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPAM	FidVIPCon	FidVIPGrOp	FidVIPVaIS	LBTShrtDBd
Investment activity:
Reinvested dividends	$5,304	4,155	5,953	1,163	8,002	—	135	229
Mortality and expense risk charges (note 3)	(3,934)	(361)	(1,108)	(110)	(4,873)	(129)	(137)	(64)

Net investment income (loss)	1,370	3,794	4,845	1,053	3,129	(129)	(2)	165

Proceeds from mutual fund shares sold	124,733	21,460	42,031	7,460	135,525	8,905	3,092	1,142
Cost of mutual fund shares sold	(159,379)	(20,188)	(22,684)	(6,103)	(103,319)	(5,617)	(3,149)	(1,126)

Realized gain (loss) on investments	(34,646)	1,272	19,347	1,357	32,206	3,288	(57)	16
Change in unrealized gain (loss) on investments	178,913	(3,528)	(7,781)	(300)	(122,396)	620	(997)	145

Net gain (loss) on investments	144,267	(2,256)	11,566	1,057	(90,190)	3,908	(1,054)	161

Reinvested capital gains	546	—	11,900	605	213,667	—	1,183	—

Net increase (decrease) in contract owners’ equity resulting from operations	$146,183	1,538	28,311	2,715	126,606	3,779	127	326

	NVITGlUtl	NVITGlFin	NVITGlHlth	NVITGvtBd	NVITGrowth	NVITIDAgg2	NVITIDCon2	NVITIDMod2
Investment activity:
Reinvested dividends	$1,767	1,471	4	56,511	6,284	1,383	983	5,778
Mortality and expense risk charges (note 3)	(390)	(288)	(42)	(8,432)	(24,201)	(505)	(181)	(1,360)

Net investment income (loss)	1,377	1,183	(38)	48,079	(17,917)	878	802	4,418

Proceeds from mutual fund shares sold	40,143	20,515	2,167	443,831	403,388	10,889	1,190	10,039
Cost of mutual fund shares sold	(32,118)	(19,279)	(1,965)	(433,673)	(716,363)	(8,576)	(1,165)	(7,853)

Realized gain (loss) on investments	8,025	1,236	202	10,158	(312,975)	2,313	25	2,186
Change in unrealized gain (loss) on in vestments	(8,941)	(8,910)	445	23,471	948,416	(2,428)	(201)	502

Net gain (loss) on in vestments	(916)	(7,674)	647	33,629	635,441	(115)	(176)	2,688

Reinvested capital gains	12,020	6,155	122	—	—	2,170	659	3,321

Net increase (decrease) in contract owners’ equity resulting from operations	$12,481	(336)	731	81,708	617,524	2,933	1,285	10,427

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	NVITIDModAg2	NVITIDModCon2	NVITMyMkt	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro
Investment activity:
Reinvested dividends	$10,683	2,688	19,352	4,323	253	131,622	111	—
Mortality and expense risk charges (note 3)	(2,972)	(458)	(2,486)	(2,170)	(1,721)	(81,260)	(55)	(115)

Net investment income (loss)	7,711	2,230	16,866	2,153	(1,468)	50,362	56	(115)

Proceeds from mutual fund shares sold	28,663	3,974	49,553	60,141	57,266	1,523,948	295	1,107
Cost of mutual fund shares sold	(21,347)	(3,322)	(49,553)	(52,325)	(44,561)	(2,047,428)	(281)	(994)

Realized gain (loss) on investments	7,316	652	—	7,816	12,705	(523,480)	14	113
Change in unrealized gain (loss) on investments	(2,241)	(628)	—	(82,902)	(44,696)	794,279	(542)	3,688

Net gain (loss) on investments	5,075	24	—	(75,086)	(31,991)	270,799	(528)	3,801

Reinvested capital gains	9,009	2,284	—	47,194	37,680	592,217	1,533	—

Net increase (decrease) in contract owners’ equity resulting from operations	$21,795	4,538	16,866	(25,739)	4,221	913,378	1,061	3,686

	NBTBal	NBTAGro	NBTAGuard	NBTAPart	OppBal	OppCapAp	OppBdFd	OppGlSec
Investment activity:
Reinvested dividends	$11,058	—	128	894	1,207	487	1,293	3,307
Mortality and expense risk charges (note 3)	(6,517)	(1,142)	(288)	(824)	(440)	(1,379)	(164)	(1,584)

Net investment income (loss)	4,541	(1,142)	(160)	70	767	(892)	1,129	1,723

Proceeds from mutual fund shares sold	142,827	30,960	9,033	52,527	4,853	49,857	6,839	59,724
Cost of mutual fund shares sold	(244,885)	(24,092)	(6,363)	(37,442)	(3,735)	(43,556)	(7,050)	(31,022)

Realized gain (loss) on investments	(102,058)	6,868	2,670	15,085	1,118	6,301	(211)	28,702
Change in unrealized gain (loss) on in vestments	229,778	27,840	1,082	(19,855)	(3,692)	21,718	31	(28,710)

Net gain (loss) on in vestments	127,720	34,708	3,752	(4,770)	(2,574)	28,019	(180)	(8)

Reinvested capital gains	—	—	—	13,983	3,773	—	—	12,019

Net increase (decrease) in contract owners’ equity resulting from operations	$132,261	33,566	3,592	9,283	1,966	27,127	949	13,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	DrySRGro	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKUEmMkt	VKUUSRE	WFVDisc	WFVOpp
Investment activity:
Reinvested dividends	$637	978	837	92	1,799	2,176	—	1,001
Mortality and expense risk charges (note 3)	(788)	(87)	(1,423)	(461)	(145)	(1,145)	(494)	(982)

Net investment income (loss)	(151)	891	(586)	(369)	1,654	1,031	(494)	19

Proceeds from mutual fund shares sold	26,272	1,569	34,793	35,537	4,619	68,776	6,738	32,428
Cost of mutual fund shares sold	(32,616)	(1,735)	(11,893)	(34,021)	(4,461)	(41,487)	(4,480)	(27,318)

Realized gain (loss) on investments	(6,344)	(166)	22,900	1,516	158	27,289	2,258	5,110
Change in unrealized gain (loss) on investments	14,597	628	15,826	16,697	(1,252)	(77,124)	13,887	(19,012)

Net gain (loss) on investments	8,253	462	38,726	18,213	(1,094)	(49,835)	16,145	(13,902)

Reinvested capital gains	—	—	33,054	9,001	769	16,993	—	23,454

Net increase (decrease) in contract owners’ equity resulting from operations	$8,102	1,353	71,194	26,845	1,329	(31,811)	15,651	9,571

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPBal		ACVPCapAp		ACVPIncGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$158,896	148,050	4,273	4,139	(1,304)	(935)	546	593
Realized gain (loss) on investments	(637,177)	(696,386)	(508)	(1,181)	11,752	1,212	1,083	(240)
Change in unrealized gain (loss) on investments	1,806,102	2,943,128	(6,286)	4,014	61,184	19,010	(1,510)	6,347
Reinvested capital gains	1,129,567	290,989	15,310	21,050	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	2,457,388	2,685,781	12,789	28,022	71,632	19,287	119	6,700

Equity transactions:
Purchase payments received from contract owners (note 6)	2,005,842	2,690,474	28,782	35,322	10,084	21,292	3,597	4,255
Transfers between funds	—	—	(9,627)	(959)	28,566	40,922	(1,026)	(8,657)
Surrenders (note 6)	(2,403,442)	(1,610,975)	(34,510)	(109,771)	(9,291)	(3,820)	—	—
Death benefits (note 4)	(55,321)	(125,453)	—	(14,932)	—	—	—	—
Net policy repayments (loans) (note 5)	(220,017)	394,988	7,776	85,811	(2,998)	1,428	(3,671)	1,518
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,974,648)	(1,966,242)	(34,275)	(36,149)	(11,148)	(9,047)	(5,284)	(5,462)
Adjustments to maintain reserves	473	(175)	(20)	73	(21)	30	14	(25)

Net equity transactions	(2,647,113)	(617,383)	(41,874)	(40,605)	15,192	50,805	(6,370)	(8,371)

Net change in contract owners’ equity	(189,725)	2,068,398	(29,085)	(12,583)	86,824	70,092	(6,251)	(1,671)
Contract owners’ equity beginning of period	26,421,131	24,352,733	314,530	327,113	166,278	96,186	45,404	47,075

Contract owners’ equity end of period	$26,231,406	26,421,131	285,445	314,530	253,102	166,278	39,153	45,404

CHANGES IN UNITS:
Beginning units	1,476,762	1,463,008	17,160	19,864	9,078	5,158	3,188	3,842

Units purchased	185,163	246,041	2,062	2,629	2,749	4,531	341	547
Units redeemed	(305,857)	(232,287)	(4,152)	(5,333)	(1,595)	(611)	(759)	(1,201)

Ending units	1,356,068	1,476,762	15,070	17,160	10,232	9,078	2,770	3,188

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt		ACVPUltra		ACVPVal		CSTGlobSmCp
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$183	798	(91)	(77)	2,324	949	(192)	(146)
Realized gain (loss) on investments	10,799	(3,367)	515	25	8,859	372	8,346	(1,900)
Change in unrealized gain (loss) on investments	17,312	28,466	2,909	(477)	(44,731)	14,977	(8,828)	4,984
Reinvested capital gains	—	—	—	—	19,317	11,880	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	28,294	25,897	3,333	(529)	(14,231)	28,178	(674)	2,938

Equity transactions:
Purchase payments received from contract owners (note 6)	7,457	15,542	1,662	1,474	17,412	12,935	2,347	2,952
Transfers between funds	31,784	42,212	(15)	743	28,049	39,507	2,412	(201)
Surrenders (note 6)	(21,236)	(10,400)	—	—	(17,696)	(519)	—	—
Death benefits (note 4)	—	—	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(6,310)	1,880	(26)	(22)	9,904	330	(248)	164
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,540)	(7,026)	(1,377)	(1,122)	(12,948)	(9,581)	(776)	(1,067)
Adjustments to maintain reserves	35	13	15	(8)	1	4	(6)	24

Net equity transactions	2,190	42,221	259	1,065	24,722	42,676	3,729	1,872

Net change in contract owners’ equity	30,484	68,118	3,592	536	10,491	70,854	3,055	4,810
Contract owners’ equity beginning of period	156,211	88,093	16,113	15,577	199,774	128,920	27,505	22,695

Contract owners’ equity end of period	$186,695	156,211	19,705	16,113	210,265	199,774	30,560	27,505

CHANGES IN UNITS:
Beginning units	9,168	5,872	1,520	1,414	11,218	8,746	1,760	1,620

Units purchased	2,397	4,568	155	228	3,656	3,123	385	623
Units redeemed	(2,029)	(1,272)	(131)	(122)	(1,812)	(651)	(95)	(483)

Ending units	9,536	9,168	1,544	1,520	13,062	11,218	2,050	1,760

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTIntFoc		CSTSmCapGr		DryIPSmCap		DryStkIx
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$655	307	(428)	(627)	(88)	(76)	5,866	6,234
Realized gain (loss) on investments	9,411	1,172	8,644	639	1,170	1,215	24,061	(5,997)
Change in unrealized gain (loss) on investments	6,414	8,176	(8,797)	2,270	(3,751)	4,282	(2,985)	81,024
Reinvested capital gains	—	—	—	—	2,210	1,135	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	16,480	9,655	(581)	2,282	(459)	6,556	26,942	81,261

Equity transactions:
Purchase payments received from contract owners (note 6)	4,395	4,794	1,944	6,378	2,508	2,062	36,753	54,784
Transfers between funds	43,366	7,526	(22,069)	8,247	2,632	1,415	(52,667)	62,497
Surrenders (note 6)	(1,138)	—	(26,972)	(8,901)	—	(1,515)	(152,792)	(24,792)
Death benefits (note 4)	—	—	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(9,743)	(50)	2,484	3,675	(1,727)	(2,398)	(6,590)	(1,148)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,470)	(4,846)	(3,564)	(5,985)	(5,592)	(5,259)	(28,105)	(29,933)
Adjustments to maintain reserves	43	(35)	5	(6)	(11)	15	23	(9)

Net equity transactions	31,453	7,389	(48,172)	3,408	(2,190)	(5,680)	(203,378)	61,399

Net change in contract owners’ equity	47,933	17,044	(48,753)	5,690	(2,649)	876	(176,436)	142,660
Contract owners’ equity beginning of period	66,772	49,728	88,001	82,311	51,755	50,879	656,360	513,700

Contract owners’ equity end of period	$114,705	66,772	39,248	88,001	49,106	51,755	479,924	656,360

CHANGES IN UNITS:
Beginning units	4,150	3,632	5,644	5,492	3,354	3,752	39,138	33,102

Units purchased	2,987	1,048	184	847	418	248	1,827	8,743
Units redeemed	(961)	(530)	(3,054)	(695)	(548)	(646)	(14,175)	(2,707)

Ending units	6,176	4,150	2,774	5,644	3,224	3,354	26,790	39,138

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		DryVGroInc		FedQualBd		FidVIPEI
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$511	433	9	4	2,495	270	5,304	12,698
Realized gain (loss) on investments	10,106	1,368	431	702	(34)	(198)	17,903	(2,149)
Change in unrealized gain (loss) on investments	(7,699)	6,562	399	2,733	456	2,239	(54,412)	12,793
Reinvested capital gains	—	—	1,350	—	—	—	36,069	55,883

Net increase (decrease) in contract owners’ equity resulting from operations	2,918	8,363	2,189	3,439	2,917	2,311	4,864	79,225

Equity transactions:
Purchase payments received from contract owners (note 6)	2,832	4,126	3,542	2,531	622	14,267	32,245	27,264
Transfers between funds	(4,151)	2,388	3,875	—	43	34,644	(7,566)	57,594
Surrenders (note 6)	(26,247)	(5,544)	(118)	—	—	(221)	(94,683)	(14,974)
Death benefits (note 4)	—	—	—	693	—	—	—	—
Net policy repayments (loans) (note 5)	42	(524)	18	603	(8)	—	8,877	(8,310)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,516)	(4,570)	(2,384)	(2,462)	(2,135)	(2,245)	(33,522)	(33,837)
Adjustments to maintain reserves	17	3	11	6	11	(23)	4	(31)

Net equity transactions	(31,023)	(4,121)	4,944	1,371	(1,467)	46,422	(94,645)	27,706

Net change in contract owners’ equity	(28,105)	4,242	7,133	4,810	1,450	48,733	(89,781)	106,931
Contract owners’ equity beginning of period	56,680	52,438	28,649	23,839	59,485	10,752	521,210	414,279

Contract owners’ equity end of period	$28,575	56,680	35,782	28,649	60,935	59,485	431,429	521,210

CHANGES IN UNITS:
Beginning units	3,818	3,956	1,910	1,808	4,928	926	27,784	25,240

Units purchased	843	879	793	294	67	4,216	2,225	5,900
Units redeemed	(2,797)	(1,017)	(383)	(192)	(179)	(214)	(7,739)	(3,356)

Ending units	1,864	3,818	2,320	1,910	4,816	4,928	22,270	27,784

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGr		FidVIPHI		FidVIPOv		FidVIPAM
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$1,370	(1,437)	3,794	4,326	4,845	(100)	1,053	496
Realized gain (loss) on investments	(34,646)	(61,552)	1,272	(8,953)	19,347	4,222	1,357	418
Change in unrealized gain (loss) on investments	178,913	99,901	(3,528)	11,217	(7,781)	15,204	(300)	507
Reinvested capital gains	546	—	—	—	11,900	401	605	—

Net increase (decrease) in contract owners’ equity resulting from operations	146,183	36,912	1,538	6,590	28,311	19,727	2,715	1,421

Equity transactions:
Purchase payments received from contract owners (note 6)	52,638	46,147	4,993	4,646	11,803	19,629	150	250
Transfers between funds	(21,147)	(33,421)	2,819	(7,085)	25,591	62,278	—	(219)
Surrenders (note 6)	(59,418)	(39,343)	(18,187)	(1,007)	(7,454)	—	(3,912)	—
Death benefits (note 4)	—	(3,277)	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(11,016)	24,497	(359)	(71)	(24,316)	15	—	184
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,067)	(58,606)	(4,261)	(4,587)	(10,495)	(7,049)	(3,542)	(3,424)
Adjustments to maintain reserves	38	(43)	(39)	8	8	41	(14)	(14)

Net equity transactions	(100,972)	(64,046)	(15,034)	(8,096)	(4,863)	74,914	(7,318)	(3,223)

Net change in contract owners’ equity	45,211	(27,134)	(13,496)	(1,506)	23,448	94,641	(4,603)	(1,802)
Contract owners’ equity beginning of period	623,268	650,402	63,092	64,598	158,843	64,202	21,463	23,265

Contract owners’ equity end of period	$668,479	623,268	49,596	63,092	182,291	158,843	16,860	21,463

CHANGES IN UNITS:
Beginning units	39,096	39,820	3,254	3,774	8,074	3,706	1,512	1,778

Units purchased	3,070	7,132	387	247	1,758	4,756	5	17
Units redeemed	(8,234)	(7,856)	(1,295)	(767)	(1,772)	(388)	(375)	(283)

Ending units	33,932	39,096	2,346	3,254	8,060	8,074	1,142	1,512

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPCon		FidVIPGrOp		FidVIPVaIS		LBTShrtDBd
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$3,129	5,278	(129)	(2)	(2)	(29)	165	202
Realized gain (loss) on investments	32,206	18,772	3,288	374	(57)	(254)	16	(36)
Change in unrealized gain (loss) on investments	(122,396)	(9,033)	620	202	(997)	197	145	122
Reinvested capital gains	213,667	64,564	—	—	1,183	1,624	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	126,606	79,581	3,779	574	127	1,538	326	288

Equity transactions:
Purchase payments received from contract owners (note 6)	40,005	52,815	2,486	1,741	848	920	725	702
Transfers between funds	27,550	65,423	2,148	1,349	11,433	677	—	1,379
Surrenders (note 6)	(48,618)	(35,689)	—	—	(7,907)	(1,193)	—	—
Death benefits (note 4)	—	686	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(33,907)	4,570	41	626	5,527	(43)	(51)	(56)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,683)	(42,231)	(1,598)	(1,346)	(977)	(675)	(1,196)	(1,129)
Adjustments to maintain reserves	12	(22)	(13)	(17)	27	(1)	19	(5)

Net equity transactions	(57,641)	45,552	3,064	2,353	8,951	(315)	(503)	891

Net change in contract owners’ equity	68,965	125,133	6,843	2,927	9,078	1,223	(177)	1,179
Contract owners’ equity beginning of period	820,010	694,877	15,275	12,348	10,451	9,228	8,444	7,265

Contract owners’ equity end of period	$888,975	820,010	22,118	15,275	19,529	10,451	8,267	8,444

CHANGES IN UNITS:
Beginning units	41,802	37,272	1,266	1,076	674	686	494	472

Units purchased	3,581	8,253	353	390	751	133	126	202
Units redeemed	(6,011)	(3,723)	(127)	(200)	(223)	(145)	(180)	(180)

Ending units	39,372	41,802	1,492	1,266	1,202	674	440	494

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlUtl		NVITGlFin		NVITGlHlth		NVITGvtBd
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$1,377	876	1,183	514	(38)	(47)	48,079	55,203
Realized gain (loss) on investments	8,025	897	1,236	350	202	(88)	10,158	2,827
Change in unrealized gain (loss) on investments	(8,941)	8,115	(8,910)	472	445	52	23,471	(28,396)
Reinvested capital gains	12,020	2,970	6,155	5,770	122	—	—	12,211

Net increase (decrease) in contract owners’ equity resulting from operations	12,481	12,858	(336)	7,106	731	(83)	81,708	41,845

Equity transactions:
Purchase payments received from contract owners (note 6)	4,718	2,160	4,717	4,637	790	1,355	116,897	122,233
Transfers between funds	12,159	9,605	(13,397)	12,734	2,367	2,827	(39,249)	(13,670)
Surrenders (note 6)	(7,638)	—	—	—	—	—	(353,265)	(28,298)
Death benefits (note 4)	—	—	—	—	—	—	(6,104)	(6,728)
Net policy repayments (loans) (note 5)	(10,483)	—	71	(750)	(532)	(1,665)	(9,986)	(2,222)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,577)	(2,204)	(3,075)	(3,207)	(608)	(966)	(109,379)	(124,824)
Adjustments to maintain reserves	(10)	29	21	(1)	(5)	25	17	9

Net equity transactions	(4,831)	9,590	(11,663)	13,413	2,012	1,576	(401,069)	(53,500)

Net change in contract owners’ equity	7,650	22,448	(11,999)	20,519	2,743	1,493	(319,361)	(11,655)
Contract owners’ equity beginning of period	55,355	32,907	52,006	31,487	6,155	4,662	1,585,571	1,597,226

Contract owners’ equity end of period	$63,005	55,355	40,007	52,006	8,898	6,155	1,266,210	1,585,571

CHANGES IN UNITS:
Beginning units	2,752	2,238	2,738	1,984	456	360	104,908	108,282

Units purchased	837	645	254	1,006	246	342	6,466	7,209
Units redeemed	(973)	(131)	(852)	(252)	(112)	(246)	(36,914)	(10,583)

Ending units	2,616	2,752	2,140	2,738	590	456	74,460	104,908

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth		NVITIDAgg2		NVITIDCon2		NVITIDMod2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(17,917)	(20,415)	878	655	802	649	4,418	3,390
Realized gain (loss) on investments	(312,975)	(231,386)	2,313	2,043	25	9	2,186	1,885
Change in unrealized gain (loss) on investments	948,416	438,749	(2,428)	2,931	(201)	524	502	12,602
Reinvested capital gains	—	—	2,170	549	659	259	3,321	1,711

Net increase (decrease) in contract owners’ equity resulting from operations	617,524	186,948	2,933	6,178	1,285	1,441	10,427	19,588

Equity transactions:
Purchase payments received from contract owners (note 6)	367,161	518,053	8,509	5,802	790	790	19,326	12,237
Transfers between funds	(45,500)	(79,879)	14,543	13,610	—	—	(1,087)	9,671
Surrenders (note 6)	(284,006)	(374,718)	(599)	(117)	—	—	—	—
Death benefits (note 4)	(6,649)	(21,207)	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(13,712)	213,713	(2,413)	—	—	—	228	(20)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(328,176)	(327,970)	(5,248)	(3,298)	(1,013)	(1,111)	(12,768)	(12,560)
Adjustments to maintain reserves	11	(8)	29	(13)	—	10	(12)	14

Net equity transactions	(310,871)	(72,016)	14,821	15,984	(223)	(311)	5,687	9,342

Net change in contract owners’ equity	306,653	114,932	17,754	22,162	1,062	1,130	16,114	28,930
Contract owners’ equity beginning of period	3,429,586	3,314,654	59,890	37,728	27,479	26,349	207,343	178,413

Contract owners’ equity end of period	$3,736,239	3,429,586	77,644	59,890	28,541	27,479	223,457	207,343

CHANGES IN UNITS:
Beginning units	227,436	228,314	3,928	2,876	2,278	2,304	15,190	14,454

Units purchased	33,587	41,575	1,855	1,298	64	69	2,790	1,729
Units redeemed	(47,367)	(42,453)	(943)	(246)	(82)	(95)	(2,412)	(993)

Ending units	213,656	227,436	4,840	3,928	2,260	2,278	15,568	15,190

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITMyMkt		NVITSmCapVal
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$7,711	5,186	2,230	2,069	16,866	13,662	2,153	(505)
Realized gain (loss) on investments	7,316	1,991	652	20,064	—	—	7,816	5,641
Change in unrealized gain (loss) on investments	(2,241)	30,573	(628)	(15,002)	—	—	(82,902)	20,122
Reinvested capital gains	9,009	3,861	2,284	1,591	—	—	47,194	28,997

Net increase (decrease) in contract owners’ equity resulting from operations	21,795	41,611	4,538	8,722	16,866	13,662	(25,739)	54,255

Equity transactions:
Purchase payments received from contract owners (note 6)	46,148	29,180	3,751	4,743	9,924	20,880	16,944	17,529
Transfers between funds	92,282	34,290	—	12,894	81,722	12,624	(30,236)	2,937
Surrenders (note 6)	(8,341)	—	—	(115,386)	(67,917)	(1,402)	(3,012)	(1,800)
Death benefits (note 4)	—	—	—	—	—	—	(2,468)	—
Net policy repayments (loans) (note 5)	(1,337)	(274)	—	—	46,730	3,799	(2,616)	(2,994)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,974)	(21,628)	(5,363)	(6,759)	(21,556)	(25,027)	(20,433)	(20,774)
Adjustments to maintain reserves	27	1	(16)	3	5	123	13	(3)

Net equity transactions	99,805	41,569	(1,628)	(104,505)	48,908	10,997	(41,808)	(5,105)

Net change in contract owners’ equity	121,600	83,180	2,910	(95,783)	65,774	24,659	(67,547)	49,150
Contract owners’ equity beginning of period	364,565	281,385	86,019	181,802	362,023	337,364	385,372	336,222

Contract owners’ equity end of period	$486,165	364,565	88,929	86,019	427,797	362,023	317,825	385,372

CHANGES IN UNITS:
Beginning units	24,864	21,848	6,656	15,128	29,712	28,708	22,362	22,486

Units purchased	9,167	4,732	2,435	1,478	8,222	3,601	2,068	1,864
Units redeemed	(2,603)	(1,716)	(2,589)	(9,950)	(3,576)	(2,597)	(3,632)	(1,988)

Ending units	31,428	24,864	6,502	6,656	34,358	29,712	20,798	22,362

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp		NVITNWFund		NVITNWLead		NVITUSGro
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(1,468)	(1,445)	50,362	51,537	56	20	(115)	(33)
Realized gain (loss) on investments	12,705	3,480	(523,480)	(464,616)	14	34	113	(25)
Change in unrealized gain (loss) on investments	(44,696)	21,604	794,279	1,897,193	(542)	556	3,688	(284)
Reinvested capital gains	37,680	5,449	592,217	—	1,533	669	—	228

Net increase (decrease) in contract owners’ equity resulting from operations	4,221	29,088	913,378	1,484,114	1,061	1,279	3,686	(114)

Equity transactions:
Purchase payments received from contract owners (note 6)	17,826	21,796	924,304	1,401,526	415	297	1,592	725
Transfers between funds	(7,792)	5,813	(205,290)	(407,461)	—	(696)	3,876	3,289
Surrenders (note 6)	(8,679)	(20,834)	(947,299)	(696,154)	—	—	—	—
Death benefits (note 4)	(2,333)	—	(28,126)	(59,892)	—	—	—	—
Net policy repayments (loans) (note 5)	(9,656)	1,155	(154,868)	66,916	—	—	—	—
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,252)	(16,134)	(944,654)	(930,448)	(288)	(230)	(1,082)	(830)
Adjustments to maintain reserves	5	(39)	7	(423)	(4)	20	3	13

Net equity transactions	(25,881)	(8,243)	(1,355,926)	(625,936)	123	(609)	4,389	3,197

Net change in contract owners’ equity	(21,660)	20,845	(442,548)	858,178	1,184	670	8,075	3,083
Contract owners’ equity beginning of period	285,865	265,020	12,663,243	11,805,065	9,534	8,864	15,307	12,224

Contract owners’ equity end of period	$264,205	285,865	12,220,695	12,663,243	10,718	9,534	23,382	15,307

CHANGES IN UNITS:
Beginning units	13,718	13,028	639,954	642,408	614	658	1,020	810

Units purchased	766	2,371	64,437	98,838	26	312	323	265
Units redeemed	(2,106)	(1,681)	(115,971)	(101,292)	(18)	(356)	(65)	(55)

Ending units	12,378	13,718	588,420	639,954	622	614	1,278	1,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTBal		NBTAGro		NBTAGuard		NBTAPart
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$4,541	1,272	(1,142)	(1,087)	(160)	38	70	145
Realized gain (loss) on investments	(102,058)	(54,988)	6,868	1,140	2,670	1,805	15,085	7,445
Change in unrealized gain (loss) on investments	229,778	142,317	27,840	19,460	1,082	3,803	(19,855)	(7,603)
Reinvested capital gains	—	—	—	—	—	—	13,983	13,798

Net increase (decrease) in contract owners’ equity resulting from operations	132,261	88,601	33,566	19,513	3,592	5,646	9,283	13,785

Equity transactions:
Purchase payments received from contract owners (note 6)	74,155	83,606	16,152	20,023	1,793	2,278	5,104	6,323
Transfers between funds	(63,445)	(19,526)	3,109	(10,394)	(227)	(5,770)	23,367	2,580
Surrenders (note 6)	(67,521)	(41,957)	(5,883)	(1,563)	—	(113)	(40,680)	(9,417)
Death benefits (note 4)	—	(18,596)	—	—	(2,438)	—	—	—
Net policy repayments (loans) (note 5)	14,697	10,728	(2,682)	(1,433)	2,126	(2,441)	(6,078)	(3,082)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(72,812)	(77,077)	(13,710)	(14,224)	(2,841)	(2,734)	(7,210)	(7,089)
Adjustments to maintain reserves	(12)	28	(57)	50	3	(1)	55	(88)

Net equity transactions	(114,938)	(62,794)	(3,071)	(7,541)	(1,584)	(8,781)	(25,442)	(10,773)

Net change in contract owners’ equity	17,323	25,807	30,495	11,972	2,008	(3,135)	(16,159)	3,012
Contract owners’ equity beginning of period	941,472	915,665	167,697	155,725	48,541	51,676	131,525	128,513

Contract owners’ equity end of period	$958,795	941,472	198,192	167,697	50,549	48,541	115,366	131,525

CHANGES IN UNITS:
Beginning units	52,330	56,138	8,810	8,442	3,552	4,256	6,776	7,422

Units purchased	3,856	4,764	1,607	2,150	589	204	1,743	673
Units redeemed	(10,282)	(8,572)	(1,263)	(1,782)	(681)	(908)	(2,669)	(1,319)

Ending units	45,904	52,330	9,154	8,810	3,460	3,552	5,850	6,776

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppBal		OppCapAp		OppBdFd		OppGlSec
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$767	601	(892)	(576)	1,129	1,095	1,723	923
Realized gain (loss) on investments	1,118	501	6,301	(2,878)	(211)	(115)	28,702	10,093
Change in unrealized gain (loss) on investments	(3,692)	1,460	21,718	18,087	31	131	(28,710)	13,607
Reinvested capital gains	3,773	1,815	—	—	—	—	12,019	12,441

Net increase (decrease) in contract owners’ equity resulting from operations	1,966	4,377	27,127	14,633	949	1,111	13,734	37,064

Equity transactions:
Purchase payments received from contract owners (note 6)	2,147	2,151	15,578	16,567	2,376	2,584	15,088	5,060
Transfers between funds	48,458	2,546	(6,208)	886	(1,740)	755	11,436	16,565
Surrenders (note 6)	(2,806)	(841)	(20,826)	(15,669)	—	(1,112)	(17,810)	(6,410)
Death benefits (note 4)	—	—	(2,559)	—	—	—	(2,191)	—
Net policy repayments (loans) (note 5)	(6)	1,631	(949)	(6,266)	254	26	4,358	1,100
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,225)	(1,697)	(15,824)	(16,600)	(1,848)	(1,993)	(15,945)	(13,998)
Adjustments to maintain reserves	29	(4)	31	(19)	(54)	37	26	(52)

Net equity transactions	45,597	3,786	(30,757)	(21,101)	(1,012)	297	(5,038)	2,265

Net change in contract owners’ equity	47,563	8,163	(3,630)	(6,468)	(63)	1,408	8,696	39,329
Contract owners’ equity beginning of period	47,106	38,943	213,922	220,390	24,788	23,380	256,184	216,855

Contract owners’ equity end of period	$94,669	47,106	210,292	213,922	24,725	24,788	264,880	256,184

CHANGES IN UNITS:
Beginning units	3,108	2,816	15,004	16,530	1,474	1,386	11,724	10,928

Units purchased	3,495	456	1,883	1,624	180	313	1,228	2,207
Units redeemed	(313)	(164)	(3,743)	(3,150)	(264)	(225)	(1,474)	(1,411)

Ending units	6,290	3,108	13,144	15,004	1,390	1,474	11,478	11,724

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DrySRGro		VEWrldBd		VEWrldEMkt		VEWrldHAs
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(151)	(703)	891	1,013	(586)	(189)	(369)	(390)
Realized gain (loss) on investments	(6,344)	(18,841)	(166)	(31)	22,900	19,587	1,516	17,721
Change in unrealized gain (loss) on investments	14,597	28,930	628	(177)	15,826	12,356	16,697	(10,233)
Reinvested capital gains	—	—	—	—	33,054	10,941	9,001	3,939

Net increase (decrease) in contract owners’ equity resulting from operations	8,102	9,386	1,353	805	71,194	42,695	26,845	11,037

Equity transactions:
Purchase payments received from contract owners (note 6)	9,874	5,935	2,040	907	11,852	7,909	4,477	8,141
Transfers between funds	(5,951)	(3,124)	(1,236)	(23)	52,183	22,143	1,289	6,270
Surrenders (note 6)	(12,020)	(15,510)	—	—	(315)	(2,275)	—	(4,550)
Death benefits (note 4)	—	—	—	—	—	(2,200)	—	—
Net policy repayments (loans) (note 5)	(1,958)	1,364	—	—	(2,813)	491	(3,449)	4,326
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,540)	(9,783)	(351)	(319)	(12,899)	(11,462)	(5,215)	(6,994)
Adjustments to maintain reserves	33	(41)	18	—	35	30	40	52

Net equity transactions	(18,562)	(21,159)	471	565	48,043	14,636	(2,858)	7,245

Net change in contract owners’ equity	(10,460)	(11,773)	1,824	1,370	119,237	57,331	23,987	18,282
Contract owners’ equity beginning of period	123,425	135,198	14,887	13,517	161,260	103,929	68,377	50,095

Contract owners’ equity end of period	$112,965	123,425	16,711	14,887	280,497	161,260	92,364	68,377

CHANGES IN UNITS:
Beginning units	7,684	8,906	924	888	6,554	6,018	1,894	1,870

Units purchased	761	1,935	58	58	2,515	1,376	804	544
Units redeemed	(1,809)	(3,157)	(30)	(22)	(1,157)	(840)	(636)	(520)

Ending units	6,636	7,684	952	924	7,912	6,554	2,062	1,894

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT—3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUUSRE		WFVDisc		WFVOpp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,654	2,067	1,031	617	(494)	(406)	19	(984)
Realized gain (loss) on investments	158	1,184	27,289	23,842	2,258	3,651	5,110	5,728
Change in unrealized gain (loss) on investments	(1,252)	(1,285)	(77,124)	16,163	13,887	5,560	(19,012)	(4,976)
Reinvested capital gains	769	485	16,993	9,791	—	—	23,454	16,977

Net increase (decrease) in contract owners’ equity resulting from operations	1,329	2,451	(31,811)	50,413	15,651	8,805	9,571	16,745

Equity transactions:
Purchase payments received from contract owners (note 6)	1,330	2,364	8,757	8,571	5,405	4,274	16,072	13,010
Transfers between funds	(3,981)	(1,681)	(11,380)	2,055	7,801	4,192	(9,873)	(14,321)
Surrenders (note 6)	—	(3,002)	(9,898)	(2,098)	—	—	(14,748)	(10,060)
Death benefits (note 4)	—	—	—	—	—	—	(2,453)	—
Net policy repayments (loans) (note 5)	54	12	(1,578)	(546)	(1,115)	338	3,997	(1,597)
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(870)	(1,827)	(10,106)	(9,377)	(4,856)	(4,154)	(11,495)	(11,306)
Adjustments to maintain reserves	15	(20)	26	25	20	26	15	64

Net equity transactions	(3,452)	(4,154)	(24,179)	(1,370)	7,255	4,676	(18,485)	(24,210)

Net change in contract owners’ equity	(2,123)	(1,703)	(55,990)	49,043	22,906	13,481	(8,914)	(7,465)
Contract owners’ equity beginning of period	24,371	26,074	199,209	150,166	72,486	59,005	154,995	162,460

Contract owners’ equity end of period	$22,248	24,371	143,219	199,209	95,392	72,486	146,081	154,995

CHANGES IN UNITS:
Beginning units	1,322	1,540	5,680	5,480	3,686	3,194	7,664	8,300

Units purchased	79	150	360	906	629	875	713	918
Units redeemed	(249)	(368)	(1,132)	(706)	(247)	(383)	(1,067)	(1,554)

Ending units	1,152	1,322	4,908	5,680	4,068	3,686	7,310	7,664

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b)	The Contracts

Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following funds:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)

Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc)

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

    (formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

    (formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

    (formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II (StVIFIntStk2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

At December 31, 2007, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.5% from each premium payment received.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $122,336 and $153,853, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50). Additionally, if the specified amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial specified amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%.

If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period.

(3)	Asset Charges

The Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80% of the daily net assets of the variable account, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $808,300 and $1,075,604, respectively, and total transfers from the Account to the fixed account were $1,068,729 and $690,164, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Flexible Premium Policies-Years 10 and Over
American Century VP – Balanced Fund – Class I
2007	0.50%	9,220	$14.081661	$129,833	2.08%	4.41%
2006	0.50%	10,274	13.486987	138,565	1.93%	9.07%
2005	0.50%	12,544	12.364992	155,106	1.83%	4.41%
2004	0.50%	11,932	11.842390	141,303	1.64%	9.23%
2003	0.50%	8,417	10.841643	91,254	2.73%	18.86%
American Century VP – Capital Appreciation Fund – Class I
2007	0.50%	7,356	20.125628	148,044	0.00%	45.07%
2006	0.50%	5,534	13.872782	76,772	0.00%	16.64%
2005	0.50%	1,612	11.894070	19,173	0.00%	21.46%
2004	0.50%	2,518	9.792883	24,658	0.00%	7.05%
2003	0.50%	2,550	9.148158	23,328	0.00%	19.87%
American Century VP – Income & Growth Fund – Class I
2007	0.50%	932	14.204309	13,238	1.98%	-0.57%
2006	0.50%	992	14.285505	14,171	1.95%	16.50%
2005	0.50%	1,852	12.261726	22,709	1.97%	4.11%
2004	0.50%	2,346	11.777621	27,630	1.41%	12.43%
2003	0.50%	2,121	10.475606	22,219	1.29%	28.71%
American Century VP – International Fund – Class I
2007	0.50%	8,504	18.526943	157,553	0.66%	17.46%
2006	0.50%	7,776	15.772352	122,646	1.24%	24.40%
2005	0.50%	3,854	12.678362	48,862	1.16%	12.69%
2004	0.50%	3,774	11.250564	42,460	0.53%	14.35%
2003	0.50%	3,590	9.838638	35,321	0.75%	23.89%
American Century VP – Ultra® Fund – Class I
2007	0.50%	1,454	12.766312	18,562	0.00%	20.41%
2006	0.50%	1,428	10.602423	15,140	0.00%	-3.76%
2005	0.50%	1,402	11.016290	15,445	0.00%	1.66%
2004	0.50%	1,380	10.836686	14,955	0.00%	10.12%
2003	0.50%	1,352	9.840479	13,304	0.00%	24.28%
American Century VP – Value Fund – Class I
2007	0.50%	10,896	14.385409	156,743	1.58%	-5.61%
2006	0.50%	8,604	15.241029	131,134	1.20%	18.06%
2005	0.50%	7,042	12.909239	90,907	1.06%	4.51%
2004	0.50%	12,530	12.352012	154,771	0.96%	13.76%
2003	0.50%	8,593	10.857679	93,300	1.06%	28.32%
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.50%	1,828	14.847735	27,142	0.00%	-4.44%
2006	0.50%	1,504	15.537302	23,368	0.00%	12.64%
2005	0.50%	1,034	13.793582	14,263	0.00%	15.57%
2004	0.50%	966	11.935654	11,530	0.00%	17.40%
2003	0.50%	885	10.166558	8,997	0.00%	46.92%
Credit Suisse Trust – International Focus Portfolio
2007	0.50%	5,348	18.458414	98,716	1.14%	16.01%
2006	0.50%	3,204	15.910875	50,978	1.08%	18.06%
2005	0.50%	2,528	13.476572	34,069	0.91%	16.85%
2004	0.50%	2,394	11.532756	27,609	1.05%	14.17%
2003	0.50%	1,887	10.101373	19,061	0.51%	32.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.50%	1,808	$11.769097	$21,279	0.00%	-1.33%
2006	0.50%	2,682	11.927832	31,990	0.00%	4.25%
2005	0.50%	2,608	11.441908	29,840	0.00%	-3.16%
2004	0.50%	2,340	11.815728	27,649	0.00%	10.32%
2003	0.50%	1,592	10.710738	17,051	0.00%	47.81%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.50%	2,574	15.286280	39,347	0.39%	-1.15%
2006	0.50%	2,864	15.464546	44,290	0.39%	13.84%
2005	0.50%	3,202	13.584227	43,497	0.00%	6.70%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.50%	21,948	14.090737	309,263	1.65%	4.73%
2006	0.50%	32,746	13.454676	440,587	1.69%	14.92%
2005	0.50%	25,996	11.707523	304,349	1.60%	4.17%
2004	0.50%	25,472	11.238793	286,275	1.81%	10.09%
2003	0.50%	16,336	10.208856	166,772	1.44%	27.72%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.50%	852	13.313383	11,343	1.87%	6.60%
2006	0.50%	1,272	12.489641	15,887	1.50%	15.90%
2005	0.50%	782	10.776447	8,427	0.02%	3.86%
2004	0.50%	5,132	10.376070	53,250	1.73%	4.52%
2003	0.50%	3,295	9.927159	32,710	1.53%	20.57%
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.50%	716	13.220699	9,466	0.78%	7.90%
2006	0.50%	160	12.252522	1,960	0.79%	13.94%
2005	0.50%	162	10.753229	1,742	1.28%	2.84%
2004	0.50%	1,064	10.456482	11,126	1.31%	6.93%
2003	0.50%	158	9.778643	1,545	0.84%	25.94%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.50%	4,398	12.674438	55,742	4.68%	4.86%
2006	0.50%	4,526	12.087575	54,708	1.19%	3.64%
2005	0.50%	628	11.663479	7,325	3.48%	0.79%
2004	0.50%	470	11.571642	5,439	3.57%	3.10%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.50%	19,802	14.762417	292,325	1.73%	1.02%
2006	0.50%	24,998	14.613151	365,300	3.47%	19.60%
2005	0.50%	22,190	12.218787	271,135	1.63%	5.34%
2004	0.50%	23,168	11.599515	268,738	1.57%	10.97%
2003	0.50%	21,529	10.452518	225,032	1.83%	29.68%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.50%	29,152	14.247605	415,346	0.84%	26.33%
2006	0.50%	33,170	11.278262	374,100	0.40%	6.32%
2005	0.50%	31,974	10.607985	339,180	0.51%	5.27%
2004	0.50%	31,450	10.076692	316,912	0.27%	2.86%
2003	0.50%	24,331	9.796254	238,353	0.28%	32.19%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.50%	1,556	16.393304	25,508	7.28%	2.27%
2006	0.50%	2,466	16.029328	39,528	7.20%	10.68%
2005	0.50%	2,986	14.482158	43,244	14.71%	2.19%
2004	0.50%	3,456	14.171771	48,978	7.98%	9.05%
2003	0.50%	1,539	12.996099	20,001	6.99%	26.63%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.50%	6,556	19.917086	130,576	3.18%	16.72%
2006	0.50%	6,386	17.063412	108,967	0.50%	17.49%
2005	0.50%	2,736	14.523009	39,735	0.64%	18.45%
2004	0.50%	2,660	12.260470	32,613	1.38%	13.07%
2003	0.50%	1,312	10.843363	14,226	0.80%	42.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.50%	1,130	$14.552144	$16,444	5.83%	14.92%
2006	0.50%	1,380	12.662323	17,474	2.78%	6.78%
2005	0.50%	1,646	11.857962	19,518	2.87%	3.53%
2004	0.50%	2,832	11.453999	32,438	3.01%	4.94%
2003	0.50%	3,189	10.914503	34,806	3.96%	17.39%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.50%	33,338	19.151846	638,484	0.96%	17.00%
2006	0.50%	34,738	16.368755	568,618	1.29%	11.16%
2005	0.50%	28,872	14.725263	425,148	0.29%	16.36%
2004	0.50%	29,162	12.655421	369,057	0.34%	14.90%
2003	0.50%	19,100	11.014223	210,372	0.51%	27.82%
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.50%	608	15.504567	9,427	0.00%	22.57%
2006	0.50%	444	12.650057	5,617	0.67%	4.93%
2005	0.50%	320	12.055628	3,858	1.15%	8.35%
2004	0.50%	1,636	11.126627	18,203	0.52%	6.66%
2003	0.50%	1,524	10.432199	15,899	0.54%	29.23%
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.50%	232	16.262294	3,773	0.78%	5.07%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.50%	46	11.586863	533	2.73%	4.25%
2006	0.50%	114	11.114915	1,267	3.16%	3.68%
2005	0.50%	180	10.720041	1,930	2.69%	0.94%
2004	0.50%	190	10.620341	2,018	3.01%	0.28%
2003	0.50%	375	10.591044	3,972	5.58%	1.91%
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.50%	2,168	24.188066	52,440	2.49%	19.83%
2006	0.50%	2,316	20.185188	46,749	2.71%	36.88%
2005	0.50%	1,894	14.746892	27,931	2.57%	5.86%
2004	0.50%	366	13.930721	5,099	1.72%	29.32%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.50%	1,384	18.663347	25,830	2.96%	-1.55%
2006	0.50%	2,048	18.956970	38,824	1.86%	19.72%
2005	0.50%	1,560	15.834079	24,701	1.74%	10.60%
2004	0.50%	200	14.316726	2,863	1.71%	20.39%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.50%	188	15.657869	2,944	0.06%	12.59%
2006	0.50%	194	13.906574	2,698	0.00%	2.20%
Nationwide VIT – Government Bond Fund – Class I
2007	0.50%	51,582	12.789419	659,704	4.27%	6.62%
2006	0.50%	79,632	11.995236	955,205	4.12%	2.83%
2005	0.50%	81,896	11.665436	955,353	3.67%	2.75%
2004	0.50%	82,278	11.353249	934,123	5.45%	2.75%
2003	0.50%	46,970	11.049702	519,005	3.10%	1.49%
Nationwide VIT – Growth Fund – Class I
2007	0.50%	128,040	14.174084	1,814,850	0.17%	18.94%
2006	0.50%	124,790	11.916515	1,487,062	0.05%	5.64%
2005	0.50%	117,780	11.280312	1,328,595	0.08%	5.97%
2004	0.50%	117,922	10.644736	1,255,249	0.33%	7.62%
2003	0.50%	85,539	9.891285	846,091	0.02%	32.08%
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.50%	1,252	16.254455	20,351	1.97%	5.43%
2006	0.50%	960	15.417742	14,801	2.35%	16.29%
2005	0.50%	278	13.258370	3,686	2.23%	7.39%
2004	0.50%	250	12.345496	3,086	1.52%	13.46%
2003	0.50%	213	10.881172	2,318	1.99%	31.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.50%	1,200	$12.734093	$15,281	3.50%	4.85%
2006	0.50%	1,230	12.144751	14,938	3.05%	5.64%
2005	0.50%	1,266	11.496816	14,555	2.90%	2.79%
2004	0.50%	1,304	11.184449	14,585	2.54%	4.13%
2003	0.50%	27	10.740821	290	2.40%	7.37%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.50%	8,972	14.461679	129,750	2.68%	5.13%
2006	0.50%	7,200	13.756055	99,044	2.44%	10.80%
2005	0.50%	7,320	12.415323	90,880	2.33%	4.82%
2004	0.50%	4,848	11.844428	57,422	2.25%	8.99%
2003	0.50%	4,440	10.867503	48,252	2.26%	19.45%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.50%	18,050	15.586169	281,330	2.32%	5.62%
2006	0.50%	13,980	14.757103	206,304	2.26%	13.97%
2005	0.50%	11,920	12.948162	154,342	2.27%	6.54%
2004	0.50%	6,510	12.153407	79,119	1.92%	11.53%
2003	0.50%	4,267	10.896621	46,496	1.38%	26.01%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.50%	6,502	13.677144	88,929	3.05%	5.33%
2006	0.50%	4,504	12.985235	58,485	2.37%	7.88%
2005	0.50%	13,114	12.036367	157,845	2.58%	3.97%
2004	0.50%	13,508	11.577210	156,385	2.23%	6.62%
2003	0.50%	12,303	10.857930	133,585	2.14%	13.13%
Nationwide VIT – Money Market Fund – Class I
2007	0.50%	26,102	11.177638	291,759	4.67%	4.27%
2006	0.50%	21,234	10.720320	227,635	4.42%	4.01%
2005	0.50%	20,380	10.307104	210,059	2.44%	2.16%
2004	0.50%	33,506	10.089561	338,061	0.74%	0.31%
2003	0.50%	71,507	10.058647	719,264	0.62%	0.12%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.50%	18,428	14.429648	265,910	1.15%	-7.36%
2006	0.50%	17,810	15.576180	277,412	0.45%	16.71%
2005	0.50%	17,352	13.346035	231,580	0.07%	2.56%
2004	0.50%	14,432	13.012899	187,802	0.00%	16.71%
2003	0.50%	6,152	11.149440	68,591	0.00%	56.07%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.50%	9,796	16.582054	162,438	0.09%	1.62%
2006	0.50%	10,972	16.317677	179,038	0.11%	11.48%
2005	0.50%	9,378	14.637157	137,267	0.00%	11.76%
2004	0.50%	7,576	13.097164	99,224	0.00%	18.43%
2003	0.50%	4,810	11.059113	53,194	0.00%	40.31%
Nationwide VIT – Nationwide Fund – Class I
2007	0.50%	459,248	14.406044	6,615,947	1.05%	7.64%
2006	0.50%	488,438	13.383684	6,537,100	1.08%	13.06%
2005	0.50%	467,606	11.837411	5,535,244	0.91%	6.91%
2004	0.50%	465,558	11.072612	5,154,943	1.28%	9.20%
2003	0.50%	235,762	10.139392	2,390,483	0.56%	26.88%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.50%	572	17.235612	9,859	1.09%	11.00%
2006	0.50%	566	15.527482	8,789	0.79%	15.47%
2005	0.50%	270	13.447354	3,631	1.37%	9.76%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.50%	826	18.247197	15,072	0.00%	21.87%
2006	0.50%	798	14.972452	11,948	0.29%	-0.78%
2005	0.50%	810	15.090795	12,224	0.00%	11.41%
2004	0.50%	268	13.545804	3,630	0.00%	11.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	0.50%	27,490	$14.830915	$407,702	1.14%	15.02%
2006	0.50%	32,128	12.893772	414,251	0.80%	10.12%
2005	0.50%	34,720	11.709162	406,542	0.97%	8.64%
2004	0.50%	32,438	10.778117	349,621	1.21%	8.76%
2003	0.50%	23,124	9.909549	229,148	1.74%	15.70%
Neuberger Berman AMT – Growth Portfolio – Class I
2007	0.50%	7,138	17.439481	124,483	0.00%	22.08%
2006	0.50%	6,154	14.285230	87,911	0.00%	13.50%
2005	0.50%	4,898	12.586032	61,646	0.00%	12.93%
2004	0.50%	4,558	11.144612	50,797	0.00%	16.02%
2003	0.50%	3,515	9.605663	33,764	0.00%	30.75%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.50%	2,572	14.579241	37,498	0.25%	6.85%
2006	0.50%	3,056	13.644676	41,698	0.64%	12.81%
2005	0.50%	3,086	12.094958	37,325	0.15%	7.85%
2004	0.50%	1,342	11.214394	15,050	0.13%	15.24%
2003	0.50%	728	9.731601	7,085	0.92%	31.10%
Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.50%	5,166	16.955587	87,593	0.65%	8.79%
2006	0.50%	5,590	15.585917	87,125	0.71%	11.68%
2005	0.50%	6,154	13.955546	85,882	1.02%	17.46%
2004	0.50%	6,038	11.881265	71,739	0.01%	18.38%
2003	0.50%	3,798	10.036378	38,118	0.00%	34.41%
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.50%	6,142	14.498960	89,053	1.48%	3.27%
2006	0.50%	2,956	14.040334	41,503	1.96%	10.59%
2005	0.50%	2,662	12.695525	33,795	1.73%	3.37%
2004	0.50%	2,860	12.281369	35,125	1.10%	9.55%
2003	0.50%	3,522	11.210526	39,483	2.90%	24.33%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.50%	8,116	13.763620	111,706	0.23%	13.58%
2006	0.50%	8,828	12.118335	106,981	0.38%	7.41%
2005	0.50%	9,594	11.282165	108,241	0.94%	4.58%
2004	0.50%	12,852	10.788510	138,654	0.31%	6.40%
2003	0.50%	8,160	10.139293	82,737	0.39%	30.29%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.50%	928	13.558760	12,583	5.06%	3.87%
2006	0.50%	1,024	13.053848	13,367	5.18%	4.76%
2005	0.50%	870	12.461295	10,841	5.67%	2.08%
2004	0.50%	1,226	12.207757	14,967	4.19%	4.97%
2003	0.50%	75	11.630170	872	4.31%	6.25%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.50%	9,598	18.199543	174,679	1.25%	5.79%
2006	0.50%	9,798	17.204111	168,566	1.00%	17.11%
2005	0.50%	8,608	14.691004	126,460	0.97%	13.74%
2004	0.50%	6,732	12.916408	86,953	1.27%	18.57%
2003	0.50%	6,440	10.893590	70,155	0.92%	42.31%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.50%	4,422	11.833937	52,330	0.54%	7.24%
2006	0.50%	5,034	11.034490	55,548	0.12%	8.66%
2005	0.50%	5,588	10.155295	56,748	0.00%	3.10%
2004	0.50%	3,990	9.849929	39,301	0.36%	5.68%
2003	0.50%	2,249	9.320451	20,962	0.11%	25.38%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.50%	818	16.730847	13,686	6.35%	9.16%
2006	0.50%	790	15.326785	12,108	7.81%	5.95%
2005	0.50%	758	14.465957	10,965	8.09%	-3.51%
2004	0.50%	918	14.992849	13,763	8.87%	8.61%
2003	0.50%	226	13.804736	3,120	1.36%	17.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.50%	4,874	$39.260857	$191,357	0.36%	36.92%
2006	0.50%	2,840	28.673258	81,432	0.53%	38.80%
2005	0.50%	2,040	20.658281	42,143	0.72%	31.34%
2004	0.50%	1,366	15.728859	21,486	0.53%	25.26%
2003	0.50%	1,299	12.556652	16,311	0.12%	53.42%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.50%	1,732	40.789540	70,647	0.13%	44.63%
2006	0.50%	1,036	28.203059	29,218	0.07%	23.87%
2005	0.50%	1,340	22.767738	30,509	0.19%	50.92%
2004	0.50%	344	15.086314	5,190	0.29%	23.61%
2003	0.50%	25	12.229510	306	0.43%	44.36%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.50%	810	18.596781	15,063	7.71%	6.00%
2006	0.50%	818	17.544489	14,351	8.64%	10.26%
2005	0.50%	818	15.912504	13,016	7.59%	11.69%
2004	0.50%	594	14.246711	8,463	6.91%	9.51%
2003	0.50%	80	13.009128	1,041	0.00%	27.23%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.50%	3,744	22.667541	84,867	1.19%	-17.49%
2006	0.50%	4,390	27.471390	120,599	0.99%	37.36%
2005	0.50%	3,824	19.999747	76,479	1.17%	16.47%
2004	0.50%	3,420	17.171667	58,727	1.52%	35.71%
2003	0.50%	2,193	12.652748	27,747	0.00%	36.83%
Wells Fargo AVT – Discovery FundSM
2007	0.50%	3,528	20.231537	71,377	0.00%	21.71%
2006	0.50%	3,126	16.622678	51,962	0.00%	14.07%
2005	0.50%	2,488	14.571832	36,255	0.00%	7.73%
2004	0.50%	720	13.525765	9,739	0.00%	15.14%
2003	0.50%	174	11.747071	2,044	0.00%	38.73%
Wells Fargo AVT – Opportunity FundSM
2007	0.50%	6,502	15.055833	97,893	0.63%	6.10%
2006	0.50%	6,568	14.190390	93,202	0.00%	11.66%
2005	0.50%	6,798	12.708501	86,392	0.00%	7.35%
2004	0.50%	5,256	11.838611	62,224	0.00%	17.63%
2003	0.50%	3,295	10.064203	33,162	0.08%	36.32%
Flexible Premium Policies-Years 1-9
American Century VP – Balanced Fund – Class I
2007	0.80%	5,850	26.600354	155,612	2.08%	4.09%
2006	0.80%	6,886	25.553959	175,965	1.93%	8.75%
2005	0.80%	7,320	23.498278	172,007	1.83%	4.10%
2004	0.80%	8,452	22.572554	190,783	1.64%	8.90%
2003	0.80%	10,678	20.727117	221,324	2.73%	18.51%
American Century VP – Capital Appreciation Fund – Class I
2007	0.80%	2,876	36.529047	105,058	0.00%	44.64%
2006	0.80%	3,544	25.255777	89,506	0.00%	16.29%
2005	0.80%	3,546	21.718376	77,013	0.00%	21.09%
2004	0.80%	3,522	17.935168	63,168	0.00%	6.73%
2003	0.80%	3,903	16.804738	65,589	0.00%	19.51%
American Century VP – Income & Growth Fund – Class I
2007	0.80%	1,838	14.099337	25,915	1.98%	-0.87%
2006	0.80%	2,196	14.222782	31,233	1.95%	16.16%
2005	0.80%	1,990	12.244450	24,366	1.97%	3.80%
2004	0.80%	2,024	11.796249	23,876	1.41%	12.09%
2003	0.80%	2,364	10.523680	24,878	1.29%	28.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Unit	Units Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – International Fund – Class I
2007	0.80%	1,032	$28.238561	$29,142	0.66%	17.11%
2006	0.80%	1,392	24.112654	33,565	1.24%	24.03%
2005	0.80%	2,018	19.440637	39,231	1.16%	12.35%
2004	0.80%	2,276	17.302961	39,382	0.53%	14.01%
2003	0.80%	2,139	15.176915	32,463	0.75%	23.52%
American Century VP – Ultra® Fund – Class I
2007	0.80%	90	12.699039	1,143	0.00%	20.05%
2006	0.80%	92	10.578401	973	0.00%	-4.04%
2005	0.80%	12	11.024267	132	0.00%	1.35%
2004	0.80%	322	10.877021	3,502	0.00%	9.79%
2003	0.80%	13	9.906750	129	0.00%	23.90%
American Century VP – Value Fund – Class I
2007	0.80%	2,166	24.709849	53,522	1.58%	-5.90%
2006	0.80%	2,614	26.258655	68,640	1.20%	17.71%
2005	0.80%	1,704	22.307840	38,013	1.06%	4.20%
2004	0.80%	2,422	21.408869	51,852	0.96%	13.42%
2003	0.80%	3,696	18.875362	69,763	1.06%	27.93%
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.80%	222	15.395235	3,418	0.00%	-4.73%
2006	0.80%	256	16.158907	4,137	0.00%	12.30%
2005	0.80%	586	14.388419	8,432	0.00%	15.22%
2004	0.80%	550	12.487641	6,868	0.00%	17.05%
2003	0.80%	696	10.668685	7,425	0.00%	46.48%
Credit Suisse Trust – International Focus Portfolio
2007	0.80%	828	19.310277	15,989	1.14%	15.66%
2006	0.80%	946	16.695427	15,794	1.08%	17.71%
2005	0.80%	1,104	14.183450	15,659	0.91%	16.51%
2004	0.80%	922	12.174019	11,224	1.05%	13.83%
2003	0.80%	1,333	10.695076	14,257	0.51%	32.03%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.80%	966	18.601963	17,969	0.00%	-1.63%
2006	0.80%	2,962	18.909841	56,011	0.00%	3.94%
2005	0.80%	2,884	18.193863	52,471	0.00%	-3.45%
2004	0.80%	3,024	18.844567	56,986	0.00%	9.99%
2003	0.80%	2,559	17.133573	43,845	0.00%	47.37%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.80%	650	15.013257	9,759	0.39%	-1.45%
2006	0.80%	490	15.234242	7,465	0.39%	13.50%
2005	0.80%	550	13.422021	7,382	0.00%	6.38%
2004	0.80%	450	12.616946	5,678	0.74%	20.91%
2003	0.80%	239	10.434661	2,494	0.24%	36.68%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.80%	4,842	35.246027	170,661	1.65%	4.41%
2006	0.80%	6,392	33.756668	215,773	1.69%	14.58%
2005	0.80%	7,106	29.461184	209,351	1.60%	3.86%
2004	0.80%	8,806	28.366357	249,794	1.81%	9.76%
2003	0.80%	12,279	25.844217	317,341	1.44%	27.34%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.80%	1,012	17.027724	17,232	1.87%	6.27%
2006	0.80%	2,546	16.022432	40,793	1.50%	15.55%
2005	0.80%	3,174	13.866041	44,011	0.02%	3.55%
2004	0.80%	3,392	13.390880	45,422	1.73%	4.21%
2003	0.80%	4,512	12.850022	57,979	1.53%	20.20%
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.80%	1,604	16.406411	26,316	0.78%	7.58%
2006	0.80%	1,750	15.250864	26,689	0.79%	13.60%
2005	0.80%	1,646	13.424762	22,097	1.28%	2.53%
2004	0.80%	2,022	13.093387	26,475	1.31%	6.61%
2003	0.80%	2,300	12.281397	28,247	0.84%	25.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.80%	418	$12.423584	$5,193	4.68%	4.54%
2006	0.80%	402	11.884116	4,777	1.19%	3.33%
2005	0.80%	298	11.501519	3,427	3.48%	0.49%
2004	0.80%	282	11.445157	3,228	3.57%	2.79%
2003	0.80%	694	11.134037	7,727	3.27%	3.81%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.80%	2,468	56.363167	139,104	1.73%	0.72%
2006	0.80%	2,786	55.961825	155,910	3.47%	19.24%
2005	0.80%	3,050	46.932598	143,144	1.63%	5.02%
2004	0.80%	3,256	44.687399	145,502	1.57%	10.64%
2003	0.80%	4,262	40.389521	172,140	1.83%	29.29%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.80%	4,780	52.956740	253,133	0.84%	25.95%
2006	0.80%	5,926	42.046610	249,168	0.40%	6.00%
2005	0.80%	7,846	39.666280	311,222	0.51%	4.96%
2004	0.80%	9,360	37.792486	353,738	0.27%	2.55%
2003	0.80%	13,346	36.851094	491,815	0.28%	31.79%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.80%	790	30.491108	24,088	7.28%	1.96%
2006	0.80%	788	29.904168	23,564	7.20%	10.35%
2005	0.80%	788	27.098684	21,354	14.71%	1.88%
2004	0.80%	806	26.597360	21,437	7.98%	8.72%
2003	0.80%	1,833	24.464133	44,843	6.99%	26.25%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.80%	1,504	34.384792	51,715	3.18%	16.37%
2006	0.80%	1,688	29.547189	49,876	0.50%	17.14%
2005	0.80%	970	25.223510	24,467	0.64%	18.10%
2004	0.80%	870	21.357697	18,581	1.38%	12.73%
2003	0.80%	2,359	18.945840	44,693	0.80%	42.23%
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.80%	12	34.628652	416	5.83%	14.58%
2006	0.80%	132	30.222570	3,989	2.78%	6.46%
2005	0.80%	132	28.387536	3,747	2.87%	3.22%
2004	0.80%	216	27.502617	5,941	3.01%	4.63%
2003	0.80%	218	26.285930	5,730	3.96%	17.04%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.80%	6,034	41.513259	250,491	0.96%	16.65%
2006	0.80%	7,064	35.587790	251,392	1.29%	10.83%
2005	0.80%	8,400	32.110552	269,729	0.29%	16.01%
2004	0.80%	9,646	27.679601	266,997	0.34%	14.56%
2003	0.80%	13,582	24.162368	328,173	0.51%	27.44%
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.80%	884	14.356892	12,691	0.00%	22.20%
2006	0.80%	822	11.749061	9,658	0.67%	4.62%
2005	0.80%	756	11.230531	8,490	1.15%	8.03%
2004	0.80%	860	10.396153	8,941	0.52%	6.34%
2003	0.80%	835	9.776597	8,163	0.54%	28.84%
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.80%	970	16.242952	15,756	0.78%	4.75%
2006	0.80%	674	15.505844	10,451	0.51%	15.27%
2005	0.80%	686	13.451310	9,228	0.00%	1.74%
2004	0.80%	716	13.221316	9,466	0.00%	13.08%
2003	0.80%	94	11.692079	1,099	0.00%	56.53%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.80%	394	19.629002	7,734	2.73%	3.93%
2006	0.80%	380	18.886370	7,177	3.16%	3.37%
2005	0.80%	292	18.269985	5,335	2.69%	0.64%
2004	0.80%	468	18.154314	8,496	3.01%	-0.02%
2003	0.80%	563	18.158640	10,223	5.58%	1.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.80%	448	$23.582792	$10,565	2.49%	19.47%
2006	0.80%	436	19.739493	8,606	2.71%	36.47%
2005	0.80%	344	14.464451	4,976	2.57%	5.54%
2004	0.80%	392	13.704848	5,372	1.72%	28.93%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.80%	756	18.752014	14,177	2.96%	-1.85%
2006	0.80%	690	19.104581	13,182	1.86%	19.37%
2005	0.80%	424	16.005171	6,786	1.74%	10.27%
2004	0.80%	312	14.514755	4,529	1.71%	20.03%
2003	0.80%	64	12.092670	774	1.23%	40.33%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.80%	402	14.810633	5,954	0.06%	12.25%
2006	0.80%	262	13.193822	3,457	0.00%	1.89%
2005	0.80%	360	12.948895	4,662	0.00%	7.58%
2004	0.80%	348	12.036757	4,189	0.00%	7.00%
2003	0.80%	353	11.249287	3,971	0.00%	35.61%
Nationwide VIT – Government Bond Fund – Class I
2007	0.80%	22,878	26.510441	606,506	4.27%	6.30%
2006	0.80%	25,276	24.939296	630,366	4.12%	2.52%
2005	0.80%	26,386	24.326268	641,873	3.67%	2.44%
2004	0.80%	32,080	23.746180	761,777	5.45%	2.44%
2003	0.80%	55,240	23.180734	1,280,504	3.10%	1.19%
Nationwide VIT – Growth Fund – Class I
2007	0.80%	85,616	22.441944	1,921,389	0.17%	18.59%
2006	0.80%	102,646	18.924499	1,942,524	0.05%	5.32%
2005	0.80%	110,534	17.967853	1,986,059	0.08%	5.65%
2004	0.80%	125,268	17.006258	2,130,340	0.33%	7.30%
2003	0.80%	152,521	15.849998	2,417,458	0.02%	31.68%
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.80%	3,588	15.967821	57,293	1.97%	5.11%
2006	0.80%	2,968	15.191606	45,089	2.35%	15.94%
2005	0.80%	2,598	13.103041	34,042	2.23%	7.07%
2004	0.80%	974	12.237400	11,919	1.52%	13.12%
2003	0.80%	1,157	10.818285	12,517	1.99%	30.82%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.80%	1,060	12.509560	13,260	3.50%	4.54%
2006	0.80%	1,048	11.966643	12,541	3.05%	5.32%
2005	0.80%	1,038	11.362140	11,794	2.90%	2.49%
2004	0.80%	72	11.086539	798	2.54%	3.82%
2003	0.80%	125	10.678769	1,335	2.40%	7.05%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.80%	6,596	14.206661	93,707	2.68%	4.81%
2006	0.80%	7,990	13.554301	108,299	2.44%	10.47%
2005	0.80%	7,134	12.269879	87,533	2.33%	4.51%
2004	0.80%	8,414	11.740731	98,787	2.25%	8.66%
2003	0.80%	3,903	10.804715	42,171	2.26%	19.10%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.80%	13,378	15.311321	204,835	2.32%	5.30%
2006	0.80%	10,884	14.540668	158,261	2.26%	13.63%
2005	0.80%	9,928	12.796464	127,043	2.27%	6.22%
2004	0.80%	7,370	12.046998	88,786	1.92%	11.20%
2003	0.80%	4,499	10.833658	48,741	1.38%	25.64%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80%	2,152	12.794782	27,534	2.37%	7.56%
2005	0.80%	2,014	11.895366	23,957	2.58%	3.66%
2004	0.80%	2,300	11.475860	26,394	2.23%	6.31%
2003	0.80%	2,266	10.795210	24,462	2.14%	12.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Money Market Fund – Class I
2007	0.80%	8,256	$16.477531	$136,038	4.67%	3.95%
2006	0.80%	8,478	15.851431	134,388	4.42%	3.70%
2005	0.80%	8,328	15.286397	127,305	2.44%	1.85%
2004	0.80%	6,182	15.008890	92,785	0.74%	0.00%
2003	0.80%	10,547	15.008153	158,291	0.62%	-0.18%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.80%	2,370	21.905042	51,915	1.15%	-7.64%
2006	0.80%	4,552	23.717026	107,960	0.45%	16.36%
2005	0.80%	5,134	20.382189	104,642	0.07%	2.25%
2004	0.80%	5,928	19.932939	118,162	0.00%	16.36%
2003	0.80%	10,212	17.129814	174,930	0.00%	55.61%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.80%	2,582	39.414039	101,767	0.09%	1.31%
2006	0.80%	2,746	38.902849	106,827	0.11%	11.15%
2005	0.80%	3,650	35.000912	127,753	0.00%	11.42%
2004	0.80%	5,250	31.412204	164,914	0.00%	18.07%
2003	0.80%	6,974	26.603797	185,535	0.00%	39.89%
Nationwide VIT – Nationwide Fund – Class I
2007	0.80%	129,172	43.389809	5,604,748	1.05%	7.31%
2006	0.80%	151,516	40.432316	6,126,143	1.08%	12.72%
2005	0.80%	174,802	35.868129	6,269,821	0.91%	6.59%
2004	0.80%	195,786	33.651239	6,588,441	1.28%	8.88%
2003	0.80%	297,949	30.907637	9,208,900	0.56%	26.50%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.80%	50	17.182548	859	1.09%	10.67%
2006	0.80%	48	15.526442	745	0.79%	15.12%
2005	0.80%	388	13.486728	5,233	1.37%	9.44%
2004	0.80%	502	12.323917	6,187	0.56%	17.85%
2003	0.80%	773	10.457551	8,084	0.02%	24.39%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.80%	452	18.384573	8,310	0.00%	21.50%
2006	0.80%	222	15.130732	3,359	0.29%	-1.08%
2004	0.80%	78	13.771155	1,074	0.00%	11.51%
2003	0.80%	214	12.349314	2,643	0.00%	50.93%
Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	0.80%	18,414	29.927959	551,093	1.14%	14.68%
2006	0.80%	20,202	26.097481	527,221	0.80%	9.79%
2005	0.80%	21,418	23.770796	509,123	0.97%	8.31%
2004	0.80%	24,122	21.946189	529,386	1.21%	8.44%
2003	0.80%	31,923	20.238242	646,065	1.74%	15.35%
Neuberger Berman AMT – Growth Portfolio – Class I
2007	0.80%	2,016	36.562250	73,709	0.00%	21.71%
2006	0.80%	2,656	30.039737	79,786	0.00%	13.16%
2005	0.80%	3,544	26.545874	94,079	0.00%	12.60%
2004	0.80%	3,674	23.576070	86,618	0.00%	15.67%
2003	0.80%	5,096	20.381526	103,864	0.00%	30.35%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.80%	888	14.696621	13,051	0.25%	6.53%
2006	0.80%	496	13.796076	6,843	0.64%	12.48%
2005	0.80%	1,170	12.265806	14,351	0.15%	7.53%
2004	0.80%	1,642	11.406874	18,730	0.13%	14.89%
2003	0.80%	2,356	9.928356	23,391	0.92%	30.71%
Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.80%	684	40.603834	27,773	0.65%	8.46%
2006	0.80%	1,186	37.436671	44,400	0.71%	11.35%
2005	0.80%	1,268	33.621038	42,631	1.02%	17.11%
2004	0.80%	1,460	28.709463	41,916	0.01%	18.03%
2003	0.80%	2,340	24.324378	56,919	0.00%	34.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.80%	148	$37.948682	$5,616	1.48%	2.96%
2006	0.80%	152	36.859294	5,603	1.96%	10.26%
2005	0.80%	154	33.428671	5,148	1.73%	3.06%
2004	0.80%	448	32.435047	14,531	1.10%	9.22%
2003	0.80%	255	29.695890	7,572	2.90%	23.96%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.80%	5,028	19.607337	98,586	0.23%	13.23%
2006	0.80%	6,176	17.315647	106,941	0.38%	7.09%
2005	0.80%	6,936	16.169181	112,149	0.94%	4.26%
2004	0.80%	7,844	15.508004	121,645	0.31%	6.08%
2003	0.80%	11,674	14.618573	170,657	0.39%	29.90%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.80%	462	26.282217	12,142	5.06%	3.56%
2006	0.80%	450	25.379927	11,421	5.18%	4.44%
2005	0.80%	516	24.300441	12,539	5.67%	1.77%
2004	0.80%	752	23.877339	17,956	4.19%	4.65%
2003	0.80%	1,357	22.815950	30,961	4.31%	5.93%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.80%	1,880	47.979344	90,201	1.25%	5.47%
2006	0.80%	1,926	45.492106	87,618	1.00%	16.76%
2005	0.80%	2,320	38.963173	90,395	0.97%	13.40%
2004	0.80%	2,272	34.359210	78,064	1.27%	18.21%
2003	0.80%	2,872	29.065271	83,475	0.92%	41.88%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.80%	2,214	27.387135	60,635	0.54%	6.92%
2006	0.80%	2,650	25.614125	67,877	0.12%	8.33%
2005	0.80%	3,318	23.643910	78,450	0.00%	2.79%
2004	0.80%	3,900	23.001657	89,706	0.36%	5.36%
2003	0.80%	5,564	21.830604	121,465	0.11%	25.00%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.80%	134	22.571765	3,025	6.35%	8.83%
2006	0.80%	134	20.739979	2,779	7.81%	5.63%
2005	0.80%	130	19.633767	2,552	8.09%	-3.80%
2004	0.80%	104	20.409871	2,123	8.87%	8.28%
2003	0.80%	729	18.848928	13,741	1.36%	17.22%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.80%	3,038	29.341648	89,140	0.36%	36.51%
2006	0.80%	3,714	21.493674	79,828	0.53%	38.38%
2005	0.80%	3,978	15.531958	61,786	0.72%	30.95%
2004	0.80%	3,886	11.861162	46,092	0.53%	24.89%
2003	0.80%	3,720	9.497431	35,330	0.12%	52.96%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.80%	330	65.808816	21,717	0.13%	44.19%
2006	0.80%	858	45.639539	39,159	0.07%	23.50%
2005	0.80%	530	36.954208	19,586	0.19%	50.47%
2004	0.80%	294	24.559745	7,221	0.29%	23.24%
2003	0.80%	560	19.968787	11,183	0.43%	43.92%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.80%	342	21.010045	7,185	7.71%	5.68%
2006	0.80%	504	19.881064	10,020	8.64%	9.93%
2005	0.80%	722	18.085748	13,058	7.59%	11.36%
2004	0.80%	1,044	16.240956	16,956	6.91%	9.19%
2003	0.80%	1,482	14.874690	22,044	0.00%	26.85%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.80%	1,164	50.130463	58,352	1.19%	-17.74%
2006	0.80%	1,290	60.938109	78,610	0.99%	36.95%
2005	0.80%	1,656	44.496942	73,687	1.17%	16.12%
2004	0.80%	2,290	38.319214	87,751	1.52%	35.31%
2003	0.80%	2,356	28.319843	66,722	0.00%	36.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo AVT – Discovery FundSM
2007	0.80%	540	$44.472235	$24,015	0.00%	21.34%
2006	0.80%	560	36.649699	20,524	0.00%	13.73%
2005	0.80%	706	32.224282	22,750	0.00%	7.41%
2004	0.80%	950	30.000581	28,501	0.00%	14.80%
2003	0.80%	1,063	26.133664	27,780	0.00%	38.32%
Wells Fargo AVT – Opportunity FundSM
2007	0.80%	808	59.639193	48,188	0.63%	5.78%
2006	0.80%	1,096	56.380823	61,793	0.00%	11.33%
2005	0.80%	1,502	50.644296	76,068	0.00%	7.03%
2004	0.80%	2,004	47.318990	94,827	0.00%	17.28%
2003	0.80%	2,775	40.347502	111,964	0.08%	35.92%

Contract Owners’ Equity Total By Year
2007				$26,231,406

2006				$26,421,131

2005				$24,352,733

2004				$24,194,816

2003				$23,824,936

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company